Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from sale of goods	$ 97,917,790	$ 4,436,079
Royalties	(27,121,000)	(1,190,835)
Total Revenue	70,796,790	3,245,244
Unrealized losses on derivative commodity contracts	(15,859,796)	(4,521,383)
Realized Losses On Derivative Commodity Contracts	(17,622,236)	(405,404)
Total revenue/(deficiency), net of royalties and derivative commodity contracts	37,314,758	(1,681,543)
Expenses
Operating and transportation	12,087,223	1,196,744
General and administrative expense	10,468,240	1,622,870
Listing Expense	1,301,692	0
Transaction costs	1,567,967	0
Expense from share-based payment transactions	14,478,776	0
Bad Debt Expense	0	162,137
Impairment loss of exploration and evaluation assets (net)	0	6,199,198
Impairment loss /(reversal of impairment loss) on property, plant and equipment	0	(4,730,000)
Depletion and depreciation expense	16,708,687	1,031,000
Finance income and expense (net)	17,033,451	366,686
Total expenses	73,646,036	5,848,635
Loss before taxes and non-controlling interest	(36,331,278)	(7,530,178)
Deferred taxes	2,832,215	0
Net loss and comprehensive loss for the period before non-controlling interest	(39,163,493)	(7,530,178)
Net loss and comprehensive loss attributable to non-controlling interest	9,492,148	0
Net loss and comprehensive loss for the periodattributable to Alpine Summit Energy Inc. Shareholders	$ (29,671,345)	$ (7,530,178)
Loss and comprehensive loss per share - basic and diluted	$ (0.70)	$ (0.44)
Weighted average number of shares outstanding (basic and diluted)	42,596,264	17,083,501